Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,520,876)	$ (9,331,487)	$ (12,733,435)	$ (12,616,408)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	1,912	1,920	2,557	135,251
Amortization of debt discount		80,761	80,761	87,989
Stock-based compensation	1,489,654	3,714,404	4,287,236	6,645,891
Non-cash operating lease costs	403,255	391,665	524,135	509,079
Changes in operating assets and liabilities:
Accounts receivable	(62,718)	(71,162)	(35,691)	(96,539)
Other current assets	(2,561,815)	111,668	(167,680)	167,790
Deferred offering costs	(45,000)
Accounts payable	622,963	410,766	740,383	366,594
Accrued liabilities	24,834	804,947	46,223	665,426
Deferred revenue	(876,731)	(572,925)	(460,048)	846,433
Operating lease liability	(392,680)	(381,090)	(510,035)	(494,979)
Net cash used in operating activities	(8,917,202)	(4,840,533)	(8,225,594)	(3,783,473)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment				(4,339)
Advances under related party promissory note	(236,790)
Purchase of intangible assets		(12,922)	(12,922)	(51,524)
Investment in joint venture	(300,000)			(100,000)
Deposit on aircraft	(1,650,000)		(2,400,000)
Deposits and other assets	(41,000)		3,550	(35,135)
Net cash used in investing activities	(2,227,790)	(12,922)	(2,409,372)	(190,998)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable, net of discount				275,000
Proceeds from related party notes payable, net of discount				225,000
Repayments of notes payable		(371,250)	(371,250)
Repayments of related party notes payable		(297,500)	(297,500)
Redemption of Series A and Series A-1 Preferred Stock			(1,151,000)
Offering costs	(2,252,225)	(236,233)	(1,865,705)	(437,665)
Proceeds from exercise of common stock warrants		742,474	742,474	1,035,000
Proceeds from exercise of Series B Preferred Stock warrants	11,000,000		4,000,000
Proceeds from sale of Series B Preferred Stock		1,500,025	1,500,025
Proceeds from sale of Common Stock		1,727,279	11,850,006	2,829,395
Proceeds from business combination				620,893
Net cash provided by financing activities	8,747,775	3,064,795	14,407,050	4,547,623
Increase in cash and cash equivalents	(2,397,217)	(1,788,660)	3,772,084	573,152
Cash and cash equivalents, beginning of year	5,872,627	2,100,543	2,100,543	1,527,391
Cash and cash equivalents, end of year	3,475,410	311,883	5,872,627	2,100,543
Supplemental disclosures of cash flow information:
Cash paid for interest		79,314	167,054
Cash paid for income taxes				2,464
Non cash financing activities:
Issuance of Common Stock for Series A Preferred Stock conversion		551,988	551,000
Issuance of Common Stock for Series B Preferred Stock conversion	170		29
Issuance of Common Stock from warrant exchange		540,255	540,255
Issuance of Common Stock for settlement of accounts payable		239,472	2,116,898
Decrease in prepaid offering costs and accrued liabilities from issuance of common stock		$ 172,200	800,000
Issuance of Common Stock for offering costs			175,500
Subscription receivable from sale of Common Stock				86,370
Increase in accounts payable due to Business Combination				1,047,438
Increase in redeemable preferred stock due to Business Combination				1,702,000
Increase in prepaid offering costs and accounts payable				800,000
Discounts issued with notes payable				$ 168,750